BASIS OF PREPARATION (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Jun. 30, 2022 USD ($) EquityInstruments	Jun. 30, 2021 EquityInstruments	Jun. 30, 2020 USD ($)	Dec. 22, 2018 USD ($)
BASIS OF PREPARATION
Percentage of total revenue		100.00%	100.00%	100.00%
Weighted-average expected life (in years)		5.37
Granted (in shares) | EquityInstruments		819,644	525,143
Preference shares, aggregate value					$ 149,200,000
Minimum
BASIS OF PREPARATION
Percentage of total revenue		97.00%
Restricted share awards
BASIS OF PREPARATION
Weighted-average expected life (in years)		4
Granted (in shares)	2,373,374			1,841,660
Fair value of common shares (in dollars per share) | $ / shares	$ 0.61
United States of America | Minimum
BASIS OF PREPARATION
Percentage of total revenue		97.00%